Consolidated Statements of Changes in Equity (Deficit) (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Subscription Receivable [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2011	$ (200)	$ 15	$ 155		$ (15)	$ (350)	$ (5)
Balance, Shares at Dec. 31, 2011		147,000,000
Net loss	(3,839)					(3,839)
Share-based compensation	592		592
Deemed dividend to preferred shareholders	(3,093)					(3,093)
Foreign currency translation adjustment	(18)						(18)
Balance at Dec. 31, 2012	(6,558)	15	747		(15)	(7,282)	(23)
Balance, Shares at Dec. 31, 2012		147,000,000
Net loss	(9,326)					(9,326)
Share-based compensation	963		963
Deemed dividend to preferred shareholders	(8,120)					(8,120)
Foreign currency translation adjustment	181						181
Balance at Dec. 31, 2013	(22,860)	15	1,710		(15)	(24,728)	158
Balance, Shares at Dec. 31, 2013	147,000,000	147,000,000
Net loss	(25,415)					(25,415)
Share-based compensation	6,638		6,638
Repurchase of ordinary shares	(64,494)			(64,494)
Repurchase of ordinary shares, Shares		(15,651,589)
Issuance of ordinary shares upon Initial public offering ("IPO"), net of offering costs of $4,361	286,651	5	286,646
Issuance of ordinary shares upon Initial public offering ("IPO"), net of offering costs of $4,361, Shares		45,688,888
Conversion of participating convertible redeemable preferred shares to ordinary shares	318,704	20	318,684
Conversion of participating convertible redeemable preferred shares to ordinary shares, Shares		200,718,811
Deemed dividend to preferred shareholders	(57,663)					(57,663)
Subscription Receivable	15				15
Foreign currency translation adjustment	(1,185)						(1,185)
Balance at Dec. 31, 2014	$ 440,391	$ 40	$ 613,678	$ (64,494)		$ (107,806)	$ (1,027)
Balance, Shares at Dec. 31, 2014		377,756,110